Housing loans and deposits from customers in the banking business (Tables)	12 Months Ended
Mar. 31, 2019
Banking and Thrift [Abstract]
Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year

At March 31, 2019, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2021	66,796
2022	15,513
2023	11,083
2024	10,813
2025	2,530
Later fiscal years	25,047

Total	131,782